Income tax	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income tax	Income tax
The major components of income tax expense are:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$504	$2,609	$2,683
Deferred income tax expense (benefit)	121	139	(9)
Income tax expense (benefit)	$625	$2,748	$2,674
In the years ended December 31, 2023 and 2022, withholding taxes were retained from a license fee invoiced in China. This withholding was only recoverable the year of the invoicing. As the parent company was in a tax loss position, the amount of $1,875,000 in 2023 and $2,250,000 in 2022 was not recoverable and was recorded in Income tax expense.
A reconciliation of income taxes computed at the French statutory rate 25.00% for the years ended December 31, 2023 and 2022 (26.50% for the year ended December 31, 2021) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Profit (loss) before income taxes	$(19,638)	$(6,260)	$(38,316)
At France’s statutory income tax rate of 26.5% in 2021 and 25% in 2022 and in 2023	(5,204)	(1,565)	(9,579)
Non-deductible share-based payment expense	1,361	1,369	1,776
Tax credits	(1,677)	(1,156)	(1,344)
Impact of the extinguishment of the convertible debts after amendment	—	119	62
Impact of debt reimbursement	1,372	—	—
Permanent differences and other	168	503	(212)
Withholding tax	—	2,250	2,055
Unrecognized benefit of tax losses carryforward	4,605	1,228	9,916
Income tax expense (income)	$625	$2,748	$2,674

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2021	2022	2023	2021	2022	2023	2021	2022	2023
	(in thousands)			(in thousands)			(in thousands)
Government loan	(135)	7	(127)	—	—	—	(277)	142	(135)
Intangible assets	(28)	(133)	(120)	—	—	—	21	(105)	13
Cash flow hedge	(2)	(3)	2	—	—	—	(4)	(1)	5
Remeasurement of non-monetary accounts	(171)	(487)	(3)	—	—	—	(899)	(316)	485
Convertible debts and venture debt - liability	—	—	—	—	—	—	(23)	—	—
Other provisions and accruals	(490)	(495)	(962)	—	—	—	(242)	(4)	(468)
From subsidiaries	138	258	264	—	—	—	119	139	(9)
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	826	1,111	1,210	—	—	—	1,426	284	100
Total	$138	$258	$264	—	$—	$—	$121	$139	$(9)
The changes in deferred tax assets and liabilities were as follows:

	2021	2022	2023
	(in thousands)
At January 1st	$19	$138	$258
Tax expense (income) during the year recognized in Profit or Loss	121	139	(9)
Tax expense (income) during the year recognized in equity	—	—	—
Effect of foreign exchange	(2)	(19)	15
At December 31st	$138	$258	$264
As of December 31, 2023 the Company had accumulated tax losses which arose in France of $402,130,063 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2021, 2022 and 2023 only to the extent that deferred tax liabilities existed relating to the same taxable entity, which are expected to reverse in the same period as the asset or into which a tax loss may be carried forward.